BUSINESS COMBINATION, ASSET ACQUISITION AND DISPOSAL OF SUBSIDIARY - Calculation of the purchase consideration (Details) - USD ($) $ in Thousands	Dec. 09, 2024	Dec. 31, 2024	Dec. 19, 2024
ASSET ACQUISITION AND DISPOSAL OF SUBSIDIARY
Unfavorable contract - current		$ 5,407
Ethiopia data center
ASSET ACQUISITION AND DISPOSAL OF SUBSIDIARY
Percentage of equity interest acquired			51.00%
Acquisition of Guanghan Data Center Co., Ltd.
ASSET ACQUISITION AND DISPOSAL OF SUBSIDIARY
Fair value of 369,031,800 Class A ordinary shares at first closing on December 9, 2024	$ 13,654
Fair value of 45,278,600 Class A ordinary shares at subsequent closing	1,675
Fair value	2,265
Effective settlement of unfavorable contract	6,063
Total purchase consideration	23,657
Unfavorable contract	11,888
Contingent consideration	6,063
Remaining amount of unfavorable contract	5,825
Unfavorable contract - current	5,407
Unfavorable contract, non-current	$ 6,481
Acquisition of Guanghan Data Center Co., Ltd. | Class A ordinary shares
ASSET ACQUISITION AND DISPOSAL OF SUBSIDIARY
Number of shares of equity interests issued or issuable at first closing	369,031,800
Number of shares of equity interests issued or issuable at subsequent closing	45,278,600